BUSINESS COMBINATION (Details Narrative 3) - USD ($)	Jun. 30, 2022	Sep. 30, 2021	Apr. 27, 2021	Sep. 30, 2020
Business Acquisition [Line Items]
Goodwill	$ 1,970,321	$ 1,970,321		$ 583,086
Far West Entertainment [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			$ 63
Goodwill			5,829,722
Brand name intangible asset			2,300,000
Current liabilities			(75,000)
Total purchase price allocation			$ 8,054,785